Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of aggregate principal repayments of total debt for the next five years	As of December 31, 2023, aggregate principal repayments of total debt for the next five years were as follows:

2024	$1,397
2025	—
2026	—
2027	6,805
2028	—
Thereafter	—
$8,202